LEASE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lease
SCHEDULE OF LEASE LIABILITY MATURITY
2025	$5,928

2026	8,114

2027	5,517

Total payments	19,559

Less interest	12,181

Total liability	$7,378

2025	$7,878

2026	8,114

2027	5,517

Total payments	21,509

Less interest	13,977

Total liability	$7,532

SCHEDULE OF LEASE-RELATED ASSETS AND LIABILITIES

The amounts recorded on the consolidated statement of financial position at March 31, 2025 were as follows:

Right-of-use asset, net	$6,194
Lease liability -long term	$6,390
Lease liability – short term	$988

The amounts recorded on the consolidated statement of financial position at December 31, 2024 were as follows:

Right-of-use asset, net	$6,835
Lease liability -long term	$6,544
Lease liability – short term	$988